provisions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
provisions reconciliation
Balance at beginning of period	$ 704	$ 870
Additions	1,101	426
Reversals	(88)	(118)
Uses	(700)	(187)
Interest effects	53	(288)
Effects of foreign exchange, net	(9)	1
Balance at end of period	1,061	704
Current	317
Non-current	744
Total	1,061	704
Asset retirement obligation related to removal of telecommunications infrastructure equipment		28
Differences of interest effect due to change in discount rates as compared to interest accretion on provisions	23	(308)
Written put options and contingent consideration provision used shares issued	54
Asset retirement obligation
provisions reconciliation
Balance at beginning of period	316	501
Additions	36	140
Reversals		(21)
Uses	(10)	(10)
Interest effects	36	(294)
Balance at end of period	378	316
Current	24
Non-current	354
Total	378	316
Employee-related
provisions reconciliation
Balance at beginning of period	84	66
Additions	547	94
Reversals	(12)	(1)
Uses	(400)	(75)
Balance at end of period	219	84
Current	215
Non-current	4
Total	219	84
Written put options and contingent consideration
provisions reconciliation
Balance at beginning of period	157	203
Additions	288	30
Reversals	(68)	(80)
Uses	(110)	(2)
Interest effects	17	6
Effects of foreign exchange, net	(8)
Balance at end of period	276	157
Non-current	276
Total	276	157
Other
provisions reconciliation
Balance at beginning of period	147	100
Additions	230	162
Reversals	(8)	(16)
Uses	(180)	(100)
Effects of foreign exchange, net	(1)	1
Balance at end of period	188	147
Current	78
Non-current	110
Total	$ 188	$ 147